Hedge accounting (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Nominal Value		R$ 282,444	R$ 273,280
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		684	(34)	R$ 699
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Nominal Value		19,208	9,933
Hedging instrument, assets	[1]	5,655	4,556
Hedging instrument, liabilities		407	1,965
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes		(14,210)	(14,996)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(13,986)	(14,836)
Gain (loss) on hedge ineffectiveness recognised in profit or loss		(224)	(160)
Reclassification adjustments on cash flow hedges, net of tax		32
Ddi Futures Contracts [Member]
IfrsStatementLineItems [Line Items]
Nominal Value		2,109	1,673
Hedging instrument, assets	[1]	10
Hedging instrument, liabilities
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes		(5,638)	(5,751)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(5,596)	(5,710)
Gain (loss) on hedge ineffectiveness recognised in profit or loss		(42)	(41)
Reclassification adjustments on cash flow hedges, net of tax		136
Non Deliverable Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Nominal Value		12,539	5,186
Hedging instrument, assets	[1]	120	176
Hedging instrument, liabilities		57	126
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes		(4,951)	(2,521)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(4,733)	(2,411)
Gain (loss) on hedge ineffectiveness recognised in profit or loss		(218)	(110)
Reclassification adjustments on cash flow hedges, net of tax		(104)
Financial Assets Held For Hedging [Member]
IfrsStatementLineItems [Line Items]
Nominal Value		4,560	3,074
Hedging instrument, assets	[1]	5,525	4,380
Hedging instrument, liabilities		350	1,839
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes		(3,621)	(6,724)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		(3,657)	(6,715)
Gain (loss) on hedge ineffectiveness recognised in profit or loss		36	(9)
Reclassification adjustments on cash flow hedges, net of tax

[1]	Under Other liabilities.